Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Transactions Affecting Allowance for Doubtful Accounts

Transactions affecting the allowances for doubtful accounts receivable balance during the years ended December 31, 2016, 2015 and 2014 were as follows:

	2016	2015	2014
Balance, beginning of year	$11	$13	$12
Provisions charged to expense	6	3	5
Write-offs and other	(7)	(5)	(4)
Balance, end of year	$10	$11	$13